Subsequent Events (Details Narrative) - EUR (€) € in Thousands		1 Months Ended	12 Months Ended
	Feb. 26, 2021	Feb. 28, 2021	Dec. 31, 2018
Statement Line Items [Line Items]
Total gross funds			€ 24,000
Non-adjusting events after reporting period [member]
Statement Line Items [Line Items]
New ordinary shares with subscription rights	8,969,870	8,969,870
Number of shares outstanding increased	56,717,385	56,717,385
Total gross funds	€ 24,700